Note 8 - Fair Value Measurements - Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Commodity futures – financial liabilities, net	$ (1,612)	$ (1,676)
Total	(1,612)	(1,676)
Fair Value, Inputs, Level 1 [Member]
Commodity futures – financial liabilities, net	(1,612)	(1,676)
Total	(1,612)	(1,676)
Fair Value, Inputs, Level 2 [Member]
Commodity futures – financial liabilities, net	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Commodity futures – financial liabilities, net	0	0
Total	$ 0	$ 0